Short-term bank borrowings	12 Months Ended
Dec. 31, 2020
Short-term bank borrowings
Short-term bank borrowings

12.    Short-term bank borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Bank loans	490,000	443,444

The weighted average interest rates of bank loans as of December 31, 2019 and 2020 are 5.5% and 5.8%, respectively. The details of security and guarantee of bank loans as of December 31, 2019 and 2020 are as below.

In June 2019, the Group borrowed a 11-month loan of RMB50,000 from China Merchants Bank in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$8,000 (equivalent to RMB55,810) was provided by the Group as collateral of the borrowings. It was fully repaid during the year ended December 31, 2020.

In June 2019, the Group borrowed a one-year loan of RMB50,000 from Bank of Shanghai in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$7,750 (equivalent to RMB54,065) with the bank was provided by the Group as collateral of the borrowings. This loan was renewed in June 2020, at annual interest rate of 3.85% with the same amount of pledged deposits of US$7,750 (equivalent to RMB50,568) as collateral of the borrowings.

In June 2019, the Group borrowed a one-year loan of RMB100,000 from Agriculture Bank of China in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$17,100 (equivalent to RMB119,293) with the bank was provided by the Group as collateral of the borrowings. The loan was fully repaid in June 2020. In March 2020, the Group borrowed a one-year loan of RMB30,000 from Agriculture Bank of China in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$5,000 (equivalent to RMB32,624) with the bank was provided by the Group as collateral of the borrowings.

In April 2020, the Group borrowed a one-year loan of total RMB30,000 from Bank of Shanghai, at annual interest rate of 6.05%. The Group pledged the accounts receivable due from real estate developers with a balance of RMB54,926 as of December 31, 2020 for a line of credit of RMB100,000 for the period from March 2020 to March 2021.

On May 19, 2020, the Group borrowed RMB3,944 from Shenzhen Zhongxiaodan Commercial Insurance Co., Ltd. with an annual interest rate of 12%, and repayable on February 2, 2021.

In July 2020, the Group borrowed one-year loans of RMB100,000 from Zhejiang Chouzhou Commercial Bank at annual interest rate ranging from 7.50% to 8.11%. The loans are secured by real estate properties owned by Suzhou Chaxiaobai Culture & Media Co., Ltd , a company controlled by one of the shareholders’ spouse, and real estate owned by one of the Company’s equity method investment, Jiushi. (see note 23).

From July to December 2020, the Group borrowed 6-month loans of RMB20,000 from Bank of Hangzhou, at annual interest rate ranging from 5.6% to 5.8%. The Group pledged the accounts receivable due from real estate developers with a balance of RMB52,968 as of December 31, 2020.

In August 2020, the Group borrowed a one-year loan of RMB30,000 from China Guangfa Bank, at annual interest rate of 4.20%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB22,571 as of December 31, 2020.

From August to September 2020, the Group borrowed one-year loans of total RMB20,000 from Bank of Ningbo, at annual interest rate of 6.50%.

From August to December 2020, the Group borrowed a 6-month loan of RMB50,000 and a one-year loan of RMB30,000 from Bank of China, at annual interest rate of 5.66% and 4.35%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB141,528 as of December 31, 2020.

In September 2020, the Group borrowed a one-year loan of RMB20,000 from China Construction Bank, at an annual interest rate of 6.15%.

From September to November 2020, the Group borrowed one-year loans of RMB19,500 from China Everbright Bank, at annual interest rate of 5.85%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB84,396 as of December 31, 2020.

In November 2020, the Group borrowed a one-year loan of RMB40,000 from Shanghai Pudong Development Bank, at annual interest rate of 5.75%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB54,013 as of December 31, 2020.

The loan agreements with Bank of Shanghai, Bank of China, Agriculture Bank of China, Zhejiang Chouzhou Commercial Bank, Bank of Hangzhou, China Guangfa Bank, Bank of Ningbo, China Construction Bank, China Everbright Bank and Shanghai Pudong Development Bank contain certain financial and non-financial covenants. As of December 31, 2019 and 2020, the Group is compliance with the relevant covenants.